Earnings Per Share - Summary of Earnings Per Share Attributable to the Equity Holders (Detail) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Basic	€ (0.28)	€ (0.04)	€ (5.27)
Diluted	€ (0.28)	€ (0.04)	€ (5.27)